UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21409
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Pioneer Municipal High Income Advantage Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2017 to June 30, 2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Advantage Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 15, 2018

=================== Pioneer Muni High Income Advantage Trust ===================

ILLINOIS FINANCE AUTHORITY

Ticker:                      Security ID:  45200F5L9
Meeting Date: OCT 23, 2017   Meeting Type: Written Consent
Record Date:  SEP 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept or Reject the Plan (For =        None      For          Management
      Accept, Against = Reject)

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ILLINOIS FINANCE AUTHORITY

Ticker:                      Security ID:  45200F5M7
Meeting Date: OCT 23, 2017   Meeting Type: Written Consent
Record Date:  SEP 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept or Reject the Plan (For =        None      For          Management
      Accept, Against = Reject)

========== END NPX REPORT